FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
San Diego Gas & Electric Company Savings Plan 001
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS
3.    FEDERAL INCOME TAX STATUS
The IRS has determined and informed the Company by a letter dated July 12, 2017 that the Plan and the Master Trust were designed in accordance with the applicable requirements of the IRC. The Plan has been amended since receiving the determination letter. Additionally, on an annual basis, the IRS publishes a Required Amendments List for individually designed plans that specifies changes in statutory and administrative requirements. The Company and Plan management believe that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC, and that the Plan and the Master Trust continue to remain tax exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.